Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2018
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Other comprehensive income (loss) on a pre-tax and after-tax basis

Components of other comprehensive income (loss) on a pre-tax and after-tax basis
	For the years ended December 31,
($ in millions)	2018			2017			2016
	Pre-tax	Tax	After-tax	Pre-tax	Tax	After-tax	Pre-tax	Tax	After-tax
Unrealized net holding gains and losses arising during the period, net of related offsets	$(1,142)	$241	$(901)	$866	$(304)	$562	$486	$(170)	$316
Less: reclassification adjustment of realized capital gains and losses	(186)	39	(147)	374	(131)	243	(180)	63	(117)
Unrealized net capital gains and losses	(956)	202	(754)	492	(173)	319	666	(233)	433
Unrealized foreign currency translation adjustments	(61)	13	(48)	69	(24)	45	14	(5)	9
Unamortized pension and other postretirement prior service credit arising during the period	—	2	2	1	—	1	22	(5)	17
Less: reclassification adjustment of prior service credit amortized into operating costs and expenses	77	(16)	61	81	(28)	53	77	(27)	50
Unamortized pension and other postretirement prior service credit	(77)	18	(59)	(80)	28	(52)	(55)	22	(33)
Other comprehensive (loss) income	$(1,094)	$233	$(861)	$481	$(169)	$312	$625	$(216)	$409